Fair Value Measurements - Quantitative information related to warrant liability (Detail)		3 Months Ended	7 Months Ended
	Aug. 14, 2020 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Aug. 14, 2021
Fair Value Disclosures [Line Items]
Exercise price per share (in usd per share)		$ 11.50
Measurement Input, Expected Dividend Rate [Member]
Fair Value Disclosures [Line Items]
Warrants and rights outstanding, measurement input		0		0
Private Placement [Member]
Fair Value Disclosures [Line Items]
Expected term (years)	6 years	6 years	6 years
Exercise price per share (in usd per share)	$ 11.50	$ 11.50	$ 11.50
Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Disclosures [Line Items]
Warrants and rights outstanding, measurement input	0.0045	0.0092	0.0036
Private Placement [Member] | Measurement Input, Price Volatility [Member]
Fair Value Disclosures [Line Items]
Warrants and rights outstanding, measurement input	0.325	0.231	0.321
Private Placement [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Disclosures [Line Items]
Warrants and rights outstanding, measurement input	0.000	0.000	0.000